Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share
Schedule of basic and diluted earnings per share

	For the Year Ended December 31,
	2023	2024	2025
Numerator:
Net income attributable to ordinary shareholders of Li Auto Inc.	11,704,133	8,032,350	1,124,438
Dilution effect arising from convertible debt	32,657	33,451	33,547
Net income attributable to ordinary shareholders of Li Auto Inc. for computing diluted net earnings per share	11,736,790	8,065,801	1,157,985

Denominator:
Weighted average ordinary shares outstanding—basic	1,967,863,759	1,993,191,951	2,015,070,194
Effects of dilutive securities
Options and RSUs	86,651,528	75,220,374	66,796,228
Convertible debt	60,861,105	60,861,105	60,861,105
Weighted average ordinary shares outstanding—diluted	2,115,376,392	2,129,273,430	2,142,727,527

Basic net earnings per share attributable to ordinary shareholders of Li Auto Inc.	5.95	4.03	0.56
Diluted net earnings per share attributable to ordinary shareholders of Li Auto Inc.	5.55	3.79	0.54